Fees and Expenses	Feb. 26, 2026
SP Funds S&P Global Technology ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Expense Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Expense Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
SP Funds S&P World (ex-US) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Expense Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Expense Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%
SP Funds 2030 Target Date Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)	Investor Shares	Institutional Shares
Management Fees(1)	0.45%	0.45%
Other Expenses	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	—
Shareholder Servicing Fee	0.15%	—
Acquired Fund Fees and Expenses(2)	0.46%	0.46%
Total Annual Fund Operating Expenses	1.31%	0.91%

(1)	Under the Investment Advisory Agreement, Fund pays the Adviser an annual unitary management fee. The Adviser is responsible for substantially all of the ordinary operating expenses of each fund share class, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement, and excluding interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses (if any), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Expense Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Expense Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$133	$415	$718	$1,579
Institutional Shares	$93	$290	$504	$1,120

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
SP Funds 2040 Target Date Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)	Investor Shares	Institutional Shares
Management Fees(1)	0.45%	0.45%
Other Expenses	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	—
Shareholder Servicing Fee	0.15%	—
Acquired Fund Fees and Expenses(2)	0.47%	0.47%
Total Annual Fund Operating Expenses	1.32%	0.92%

(1)	Under the Investment Advisory Agreement, Fund pays the Adviser an annual unitary management fee. The Adviser is responsible for substantially all of the ordinary operating expenses of each fund share class, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement, and excluding interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses (if any), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Expense Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Expense Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$134	$418	$723	$1,590
Institutional Shares	$94	$293	$509	$1,131

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Expense Example above, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	1.00%
SP Funds 2050 Target Date Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of The Value of Your Investment)	Investor Shares	Institutional Shares
Management Fees(1)	0.45%	0.45%
Other Expenses	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	—
Shareholder Servicing Fee	0.15%	—
Acquired Fund Fees and Expenses(2)	0.48%	0.48%
Total Annual Fund Operating Expenses	1.33%	0.93%

(1)	Under the Investment Advisory Agreement, Fund pays the Adviser an annual unitary management fee. The Adviser is responsible for substantially all of the ordinary operating expenses of each fund share class, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement, and excluding interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses (if any), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Expense Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Expense Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$135	$421	$729	$1,601
Institutional Shares	$95	$296	$515	$1,143

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Expense Example above, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	49.00%